Financial risk management - Interest-bearing financial liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial instruments by type of interest rate [line items]
Borrowings	$ 107,607	$ 158,999
Obligations under finance leases	22,536	25,872
Debt instruments	357,508	354,951
Other financial liabilities	29,094	43,157
Interest rate risk
Disclosure of financial instruments by type of interest rate [line items]
Borrowings	107,607	158,999
Obligations under finance leases	22,537	25,872
Debt instruments	357,508	354,951
Other financial liabilities	63,896	56,939
Interest-bearing financial liabilities	$ 551,548	596,761
Increase in floating interest rate, Percentage	1.00%
Additional borrowing cost if 1% increase in floating interest rate	$ 1,064	2,232
Interest rate risk | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Debt instruments	357,508	354,951
Other financial liabilities	63,896	56,939
Interest-bearing financial liabilities	421,404	411,890
Interest rate risk | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Borrowings	107,607	158,999
Obligations under finance leases	22,537	25,872
Interest-bearing financial liabilities	$ 130,144	$ 184,871